SHARE CAPITAL AND SHARE BASED COMPENSATION - Treasury Shares (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 29, 2024	Dec. 31, 2024
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Share repurchase program	$ 40.0
Stock repurchase program, duration period	2 years
Number of shares repurchased during the period		0